Remuneration System for the Management Board and Employees of the Group	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Remuneration System for the Management Board and Employees of the Group	Remuneration System for the Management Board and Employees of the GroupEquity-Settled Share-Based Payment TransactionsStock Option Plans
2017 Stock Option Plan
On April 1, 2017, MorphoSys AG established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The vesting/performance period has ended on March 31, 2021. The performance criteria were set at 110%. Each stock option thus grants 1.1 subscription rights to shares in the Company. The number of subscription rights vested per year were calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index.
The exercise price is € 55.52. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2024.
Based on the performance criteria achieved, 72,650 stock options can be exercised; this corresponds to 79,935 shares. Of these, the Management Board can exercise 0 stock options (0 shares), the members of the Executive Committee can exercise 4,018 stock options (4,421 shares) and other current and former employees of the Company can exercise 68,632 stock options (75,514 shares). As of December 31, 2023, 0 stock options have been exercised, representing 0 shares.
In 2023, personnel expenses from stock options under the Group’s 2017 SOP amounted to € 0 based on the fair value on the grant date (2022: € 0; 2021: € 2,757).
2018 Stock Option Plan
On April 1, 2018, MorphoSys AG established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The vesting/performance period has ended March 31, 2022. The program’s performance criteria were set at 60%. Each stock option grants up to 0.6 subscription rights to shares in the Company. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index.
The exercise price is € 81.04. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2025.
Based on the performance criteria achieved, 63,127 stock options can be exercised; this corresponds to 37,901 shares. Of these, a member of the Management Board can exercise 0 stock options (0 shares), members of the Executive Committee can exercise 3,854 stock options (2,314 shares) and other current and former employees of the Company can exercise 63,924 stock options (35,587 shares). As of December 31, 2023, 0 stock options have been exercised, representing 0 shares.
In 2023, personnel expenses from stock options under the Group’s 2018 SOP amounted to € 0 based on the fair value on the grant date (2022: € (14,267); 2021: € 52,795).
2019 Stock Option Plan
On April 1, 2019, MorphoSys AG established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The vesting/performance period period has ended on March 31, 2023. The performance criteria were set at 29%. Based on this target achievement, each stock option leads to the same amount of subscription rights to shares in the Company. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index.
The exercise price is € 87.86. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2026.
Based on the performance criteria achieved, the Management Board and selected employees of the Company (beneficiaries) can receive in total 19,935 shares (19,935 stock options). Thereof, 0 shares can be transferred to a member of the Management Board, 1,220 shares to other members of the Executive Committee and 18,715 shares to other current and former employees of the Company. As of December 31, 2023, 0 shares were transferred to the beneficiaries.
On October 1, 2019, MorphoSys established a further stock option plan (SOP plan) for one member of the Management Board. The terms and conditions were identical to those of the April 1, 2019 program. The vesting period/performance period has ended on September 30, 2023. The performance criteria were set at 57%. Based on this target achievement, each stock option leads to the same amount of subscription rights to shares in the Company. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index.
The exercise price is € 106.16. The exercise period is three years after the end of the four-year vesting period/performance period, which is September 30, 2026.
Based on the performance criteria achieved, one member of the Management Board can receive in total 32,535 shares. As of December 31, 2023, 0 stock options have been exercised by the beneficiaries.
In 2023, personnel expenses from stock options under the Group’s 2019 SOP amounted to € 51,358 based on the fair value on the grant date (2022: € 218,126; 2021: € 625,806).
2020 Stock Option Plan
On April 1, 2020, MorphoSys AG established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 21, 2020, and the vesting/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 93.66.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital 2016-III, through the issue of treasury shares, or in cash should the exercise from Conditional Capital 2016-III not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2027.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, 1/48 of the stock options granted are forfeited for each up to 30 days of absence. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
In 2023, personnel expenses from stock options under the Group’s 2020 SOP amounted to € 110,703 based on the fair value on the grant date (2022: € 481,879; 2021: € 1,033,944).
2021 Stock Option Plan
On October 1, 2021, MorphoSys AG established a stock option plan (SOP) for selected employees of Constellation (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was October 29, 2021, and the vesting/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 44.91.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital 2020-I, through the issue of treasury shares, or in cash should the exercise from Conditional Capital 2020-I not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is September 30, 2028.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
In 2023, personnel expenses from stock options under the Group’s 2021 SOP amounted to € 124,064 based on the fair value on the grant date (2022: € 796,616; 2021:€ 711,223).
Development of Stock Option Plans and Fair Value
The table below shows the development of the stock option plans in the financial year 2023.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan	October 2021 Stock Option Plan
Outstanding on January 1, 2023	68,305	63,127	68,641	57,078	95,275	125,135
Granted	0	0	0	0	0	0
Adjustment due to Performance Criteria	0	0	(48,706)	(24,543)	0	0
Exercised	0	0	0	0	0	0
Forfeited	0	0	0	0	(384)	(17,918)
Expired	0	0	0	0	0	0
Outstanding on December 31, 2023	68,305	63,127	19,935	32,535	94,891	107,217
Exercisable on December 31, 2023	68,305	63,127	19,935	32,535	0	0
Weighted-average Exercise Price (€)	55.52	81.04	87.86	106.16	93.66	44.91
The fair value of the stock options from the 2019, 2020 and 2021 stock option plans was determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and fair value of each program are listed in the table below.

	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan	October 2021 Stock Option Plan
Share Price on Grant Date in €	85.00	98.10	94.90	40.75
Exercise Price in €	87.86	106.16	93.66	44.91
Expected Volatility of the MorphoSys share in %	37.76	38.02	39.86	40.51
Expected Volatility of the Nasdaq Biotech Index in %	18.61	18.17	25.32	24.95
Expected Volatility of the TecDAX Index in %	26.46	24.82	20.48	22.17
Performance Term of Program in Years	4	4	4	4
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.02 and 0.13	between 0.00 and 0.02	between (0.55) and (0.83)	between (0.70) and (0.22)
Fair Value on Grant Date in €	31.81	35.04	38.20	16.67
Long-Term Incentive Programs
2019 Long-Term Incentive Plan
On April 1, 2019, MorphoSys AG established Long-Term Incentive Plan (Performance Share Plan) for the Management Board and selected employees of the Company (beneficiaries). The vesting period for this LTI Plan expired on November 3, 2023. The program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The performance criteria were based on a mathematical comparison of the absolute and relative performance of the MorphoSys share price against the Nasdaq Biotech Index and the TecDAX Index. Achievement of these criteria was set at 25%. In addition, the Supervisory Board set a “company factor” as 1, which determines the number of performance shares to be issued. Based on these conditions and the set factor, 12,295 performance shares of MorphoSys AG were transferred to the beneficiaries after the four-year vesting period in the period ending November 3, 2023. A member of the Management Board received 157 performance shares (for further information, see the tables entitled “Shares” and “Performance Shares” in Note 5.3 “Related Parties”), and members of the Executive Committee received 157 performance shares. A total of 11,981 performance shares were granted to other current and former employees of the Company.
In 2023, personnel expenses resulting from performance shares under the Group’s 2019 LTI Plan amounted to € 2,325 based on the fair value on the grant date (2022: € 25,278; 2021: € 190,767).
Development of Long-Term Incentive Plans and Fair Value
The table below shows the development of the LTI plans in the financial year 2023.

April 2019 Long-Term Incentive Program
Outstanding on January 1, 2023	18,821
Granted	0
Adjustment due to Performance Criteria	(6,526)
Exercised	(12,295)
Forfeited	0
Expired	0
Outstanding on December 31, 2023	0
Exercisable on December 31, 2023	0
Weighted-average Exercise Price (€)	n/a
The fair value of the performance shares from the Long-Term Incentive Plan from 2019 has been determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and the fair value of each program are listed in the table below.

April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	85.00
Exercise Price in €	n/a
Expected Volatility of the MorphoSys share in %	37.76
Expected Volatility of the Nasdaq Biotech Index in %	18.61
Expected Volatility of the TecDAX Index in %	26.46
Performance Term of Program in Years	4
Dividend Yield in %	n/a
Risk-free Interest Rate in %	between 0.02 and 0.13
Fair Value on Grant Date in €	106.85
Restricted Stock Unit Plan (RSUP)
2021 Restricted Stock Unit Plan (RSUP)
On April 1, 2021, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan (Restricted Stock Unit Plan – RSUP) and is paid out in shares of MorphoSys AG that are to be created from authorized capital provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year performance periods. If the predefined performance criteria for the respective period are 100% met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash at the end of the performance period, equal to the value of the performance shares granted.
If a beneficiary loses his office or terminates his employment with MorphoSys US Inc. prior to the end of a performance period, the beneficiary will generally be entitled to all vested restricted stock units for already completed one-year performance periods. All remaining restricted stock units are forfeited without entitlement to compensation.
The fair value of the restricted shares granted on April 1, 2021, in accordance with the grant dates or measurement dates for each of the three performance periods were € 44.63 per share on August 6, 2021, € 18.46 per share on June 15, 2022, and € 18.96 per share as of April 18, 2023.
On October 1, 2021, MorphoSys established a Long-Term Incentive Plan in the form of a restricted stock unit plan (RSUP) for certain employees of MorphoSys US Inc. (beneficiaries). The terms and conditions were identical to those of the April 1, 2021 program, except that the performance criteria can be met up to a maximum of 175% per year.
The fair value of the restricted shares granted on October 1, 2021, in accordance with the grant dates or measurement dates for each of the three performance periods were € 40.50 per share on October 1, 2021, € 18.46 per share on June 15, 2022, and € 18.96 per share on April 18, 2023.
In 2023, personnel expenses of the Group from the MorphoSys US Inc. 2021 RSU Plan amounted to € (27,091) based on the fair values (2022: € (219,040); 2021: € 1,260,750).
2022 Restricted Stock Unit Plan (RSUP)
On June 1, 2022, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for certain employees of MorphoSys US Inc. and the Constellation Pharmaceuticals, Inc. (beneficiaries). This program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan (Restricted Stock Unit Plan – RSUP) and is paid out in shares of MorphoSys AG created from authorized capital when predefined key performance criteria are achieved. The plan has a term of three years and comprises three performance periods with a term of one year each. If the predefined performance criteria for the respective period are 100% met, 33% of the performance shares become vested in each year. The number of shares vested per year is calculated based on key performance criteria of MorphoSys US entities during the annual performance period. The performance criteria can be met annually up to a maximum of 175%. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year. After the end of the total three-year performance period, the final number of shares vested is calculated, and the shares created through authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a certain amount of the LTI Plan in cash equal to the amount of the performance shares at the end of the performance period.
If a beneficiary ceases to hold office or is no longer employed at MorphoSys US Inc. or at Constellation Pharmaceuticals, Inc. before the end of a performance period, the beneficiary is generally entitled to all restricted stock units that have vested for previously completed one-year performance periods. All other restricted stock units will be forfeited without compensation.
The fair value of the restricted stock units granted on June 1, 2022, according to the reporting date for the three performance periods amounted to € 18.46 per share on June 15, 2022, € 18.96 on April 18, 2023, and € 34.00 per share on December 31, 2023.
As of June 1, 2022, U.S. beneficiaries had been granted 408,956 restricted shares. For the 2022 LTI Plan, the calculation of personnel expenses from share-based compensation was based on the assumption that beneficiaries would leave the Company during the three-year period, for which 40% of the shares granted are designated.
On October 1, 2022, MorphoSys established a Long-Term Incentive Plan in the form of a restricted stock unit plan (RSUP) for certain employees of MorphoSys US Inc. and the Constellation Pharmaceuticals, Inc. (beneficiaries). The terms and conditions were identical to those of the June 1, 2022 program. For the calculation of the personnel expenses from share-based compensation, it was assumed for the 2022 LTI Plan that 20% of beneficiaries would leave the Company during the three-year period.
The fair value of the restricted shares granted on October 1, 2022, in accordance with the grant dates or measurement dates for each of the three performance periods were € 22.22 per share on October 18, 2022, € 18.96 on April 18, 2023 and € 34.00 per share on December 31, 2023.
In 2023, personnel expenses of the Group from the MorphoSys US entities 2022 RSU Plan amounted to € 2,549,992 based on the fair values (2022: € 444,718; 2021: € —).
2023 Restricted Stock Unit Plan (RSUP)
On April 1, 2023, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for certain employees of MorphoSys US Inc. and the Constellation Pharmaceuticals, Inc. (beneficiaries). This program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan (Restricted Stock Unit Plan – RSUP) and is paid out in shares of MorphoSys AG created from authorized capital when predefined key performance criteria are achieved. The plan has a term of three years and comprises three performance periods with a term of one year each. If the predefined performance criteria for the respective period are 100% met, 33% of the performance shares become vested in each year. The number of shares vested per year is calculated based on key performance criteria of MorphoSys US entities during the annual performance period. The performance criteria can be met annually up to a maximum of 175%. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year. After the end of the total three-year performance period, the final number of shares vested is calculated, and the shares created through authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a certain amount of the LTI Plan in cash equal to the amount of the performance shares at the end of the performance period.
If a beneficiary ceases to hold office or is no longer employed at MorphoSys US Inc. or at Constellation Pharmaceuticals, Inc. before the end of a performance period, the beneficiary is generally entitled to all restricted stock units that have vested for previously completed one-year performance periods. All other restricted stock units will be forfeited without compensation.
The fair value of the restricted stock units granted on April 1, 2023, according to the reporting date for the three performance periods amounted to € 18.96 per share on April 18, 2023, (fair value and grant date for first performance period) and € 34.00 per share on December 31, 2023. Targets have not yet been set for the second and third performance periods, and thus a grant date is not yet available.
As of April 1, 2023, U.S. beneficiaries had been granted 494,979 restricted shares. In the period from April 1, 2023, to December 31, 2023, U.S. beneficiaries have left MorphoSys US Inc. and Constellation Pharmaceuticals, Inc., and therefore 53,646 restricted shares have expired.
For the 2023 LTI Plan, the calculation of personnel expenses from share-based compensation was based on the assumption that beneficiaries would leave the Company during the three-year period, for which 40% of the shares granted are designated.
On October 1, 2023, MorphoSys established a Long-Term Incentive Plan in the form of a restricted stock unit plan (RSUP) for certain employees of MorphoSys US Inc. and the Constellation Pharmaceuticals, Inc. (beneficiaries). The terms and conditions were identical to those of the April 1, 2023, program. 26,606 restricted shares were granted. For the calculation of the personnel expenses from share-based compensation, it was assumed for the 2023 LTI Plan that 40% of beneficiaries would leave the Company during the three-year period.
The fair value of the restricted shares granted on October 1, 2023, in accordance with the grant dates or measurement dates for each of the three performance periods were € 26.60 per share as of October 24, 2023, and € 34.00 per share as of December 31, 2023. Targets have not yet been set for the second and third performance periods, and thus a grant date is not yet available.
In 2023, personnel expenses of the Group from the MorphoSys US entities 2023 RSU Plan amounted to € 3,349,318 based on the fair values (2022: € —; 2021: € —).
For the effects from the agreements with Novartis regarding the potential business combination of MorphoSys via a voluntary takeover offer and with Incyte on the sale of tafasitamab on February 5, 2024, please refer to the section "6.9 - Subsequent events" of the notes.
Development of RSUP with Equity-Settled Share-Based Payment
The table below shows the development of the performance shares under the MorphoSys RSU Plans in the financial year 2023.

	MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2021 Restricted Stock Unit Plan	MorphoSys US – June 2022 Restricted Stock Unit Plan	MorphoSys US - October 2022 Restricted Stock Unit Plan	MorphoSys US – April 2023 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2023 Restricted Stock Unit Plan
Outstanding on January 1, 2023	18,900	27,676	331,083	38,339	0	0
Granted	0	0	0	0	494,979	26,606
Exercised	0	0	0	0	0	0
Forfeited	(3,639)	(2,738)	(65,179)	(8,115)	(53,646)	0
Expired	0	0	0	0	0	0
Outstanding on December 31, 2023	15,261	24,938	265,904	30,224	441,333	26,606
Exercisable on December 31, 2023	0	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a	n/a
Cash-Settled Share-Based Payment Transactions
2020 Restricted Stock Unit Plan (RSUP)
On April 1, 2020, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program was originally considered an equity-settled share-based payment transaction and was accounted for accordingly. As of December 31, 2022, it was decided to settle this program in cash.
The holding period/performance period expired on March 31, 2023. The performance criteria were based on the performance of MorphoSys US Inc. and the share price performance of MorphoSys AG during the annual performance period. The fulfillment of these performance criteria was set at 49%. Taking these conditions into account, a payout amount of € 290,378 resulted. This obligation was fulfilled in 2023.
On October 1, 2020, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program was originally considered an equity-settled share-based payment transaction and was accounted for accordingly. As of September 30, 2023, it was decided to settle this program in cash. This resulted in a reclassification of €246,265 from Equity to Provisions. The holding period/performance period expired on September 30, 2023. The performance criteria were based on the performance of MorphoSys US Inc. and the share price performance of MorphoSys AG during the annual performance period. The fulfillment of these performance criteria was set at 71%. Taking these conditions into account, a payout amount of € 61,364 resulted. This obligation was fulfilled in 2023.
In 2023, personnel expenses of the Group from the MorphoSys US Inc. 2020 RSU Plan amounted to € (28,242) based on the fair values (2022: € (1,074,075); 2021: € (462,243)).
2020 Performance Share Unit Program
On April 1, 2020, MorphoSys established a Performance Share unit Program (PSU Program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was April 21, 2020; the vesting period/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance share units become vested in each year of the four-year vesting period. The number of performance share units vested per year is calculated on the basis of the performance criteria of the absolute and relative development of the MorphoSys share price compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met each year up to a maximum of 200%. If the defined performance criteria are met by less than 0% in any one year, no performance share units will be earned for that year. However, the right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a three-month period during which the performance shares can be transferred from the Company to the beneficiaries.
MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s own ordinary shares equal to the amount of the performance share units earned. The currently available treasury stock is not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan only as a cash-settled share-based payment.
In the event of a departure from the Company, the beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance share units forfeit without entitlement to compensation.
If an accumulated period of absence of more than twelve months occurs during the four-year vesting period/performance period, 1/48 of the performance share units are forfeited for each month of absence. A period of absence is defined as an absence due to illness or a period of inactive service or employment without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU Program occurs only at the end of the four-year vesting period.
On June 1, 2020, MorphoSys established a Performance Share Unit Program (PSU Program) for one member of the Management Board. The terms and conditions were identical to those of the April 1, 2020 program.
In March 2021, the terms of the Performance Share Unit Programs (PSU Programs) of April 1, 2020, and June 1, 2020, for the Management Board and certain employees of the Company (beneficiaries) were amended so that the number of performance share units still to be vested for the remaining three years is calculated on the basis of the performance criteria of the absolute performance of the MorphoSys share price and the relative performance of the MorphoSys share price compared to the performance of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index. Previously, the number of performance share units earned in the first year was calculated on the basis of the performance criteria of the absolute and relative performance of the MorphoSys share price compared to the performance of the Nasdaq Biotech Index and the TecDAX Index. If the predefined performance criteria for the respective period are 100% met, 25% of the performance share units become vested in the first year, and 75% become vested during the remaining three-year vesting period. The modification of the program’s terms concerns the respective remaining vesting periods/performance periods of the programs for the subsequent three years as of April 1, 2021 and June 1, 2021. The approval of the Management Board and certain employees of the Company (beneficiaries) to the modified program terms was obtained by April 17, 2021. The modification of the programs had no material impact on the fair values of the performance shares or on the period over which the personnel expenses are allocated.
In 2023, personnel expenses under the Group’s 2020 Performance Share Unit Program amounted to € 9,863 (2022: € (81,677); 2021: € 1,083,058).
2021 Performance Share Unit Program
On April 1, 2021, MorphoSys established a Performance Share Unit Program (PSU Program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was April 19, 2021; the vesting period/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance share units become vested in each year of the four-year vesting period. The number of performance share units to be vested is calculated on the basis of the performance criteria of the absolute share price development of the MorphoSys share, the relative development of the MorphoSys share price compared to the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index and an assessment of the employee engagement. The performance criteria can be met each year up to a maximum of 200%. If the defined performance criteria are met by less than 0% in any one year, no performance share units will be earned for that year. However, the right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a three-month period during which the performance shares can be transferred from the Company to the beneficiaries.
MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s own ordinary shares equal to the amount of the performance share units earned. The currently available treasury stock is not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan only as a cash-settled share-based payment.
In the event of a departure from the Company, the beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance share units forfeit without entitlement to compensation.
If an accumulated period of absence of more than twelve months occurs during the four-year vesting period/performance period, 1/48 of the performance share units are forfeited for each month of absence. A period of absence is defined as an absence due to illness or a period of inactive service or employment without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU Program occurs only at the end of the four-year vesting period.
On October 1, 2021, MorphoSys established a Performance Share Unit Program (PSU Program) for certain employees of the Company who are not members of the Executive Committee. The terms and conditions were identical to those of the April 1, 2021 program. The grant date was October 20, 2021.
In 2023, personnel expenses under the Group’s 2021 Performance Share Unit Program amounted to € 1,302,782 (2022: € (444,524); 2021: € 701,136).
2022 Performance Share Unit Program
On June 1, 2022, MorphoSys established a Performance Share Unit Program (PSU Program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was June 15, 2022. The vesting period/performance period is four years. If the predefined performance criteria for the four-year period are 100% met, 100% of the performance share units become vested in the four-year vesting period. The number of performance share units to be vested is calculated on the basis of the performance criteria of the relative development of the MorphoSys share price compared to the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index, the achievement of Development Milestones and an assessment of the employee engagement. The performance criteria can be met up to a maximum of 200%. If the defined performance criteria are met by less than 0%, no performance share units will be earned for the four-year assessment period. The right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a three-month period during which the earned performance shares are transferred from the Company to the beneficiaries by means of a cash settlement.
MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s ordinary shares equal to the amount of the performance share units earned. The currently available treasury stocks are likely not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan as a cash-settled share-based payment in accordance with IFRS 2.
In the event of a departure from the Company, beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of the termination of a beneficiary’s employment for reasons of conduct, or a revocation of the appointment of a member of the Management Board for reasons constituting good cause as defined by Section 626 (2) of the German Civil Code (BGB), all performance share units are forfeited without entitlement to compensation.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU program occurs only at the end of the four-year vesting period.
As of June 1, 2022, a total of 696,622 performance share units were granted to beneficiaries, of which 242,104 performance share units to the Management Board, 84,208 performance share units to other members of the Executive Committee and 370,310 performance share units to certain employees of the Company who are not members of the Management Board or Executive Committee. For the calculation of the personnel expenses from share-based compensation, it was assumed for the PSU program 2022 that 25 % of beneficiaries would leave the Company during the four-year period.
On October 1, 2022, MorphoSys established a Performance Share unit Program (PSU Program) for certain employees of the Company and for members of the Executive Committee. The terms and conditions were identical to those of the June 1, 2022 program. A total of 40,414 performance share units were granted to beneficiaries, of which 16,666 performance share units to members of the Executive Committee and 23,748 performance share units to certain employees of the Company who are not members of the Management Board or Executive Committee. The grant date was October 18, 2022.
In 2023, personnel expenses under the Group’s 2022 Performance Share Unit Program amounted to € 9,720,070 (2022: € 2,946,000; 2021: € —).
2023 Performance Share Unit Program
On April 1, 2023, MorphoSys established a Performance Share Unit Program (PSU Program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was April 18, 2023. The vesting period/performance period is four years. If the predefined performance criteria for the four-year period are 100% met, 100% of the performance share units become vested in the four-year vesting period. The number of performance share units to be vested is calculated on the basis of the performance criteria of the relative development of the MorphoSys share price compared to the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index, the achievement of Development Milestones and an assessment of the employee engagement. The performance criteria can be met up to a maximum of 200%. If the defined performance criteria are met by less than 0%, no performance share units will be earned for the four-year assessment period. The right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a three-month period during which the earned performance shares are transferred from the Company to the beneficiaries by means of a cash settlement.
MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s ordinary shares equal to the amount of the performance share units earned. The currently available treasury stocks are likely not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan as a cash-settled share-based payment in accordance with IFRS 2.
In the event of a departure from the Company, beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of the termination of a beneficiary’s employment for reasons of conduct, or a revocation of the appointment of a member of the Management Board for reasons constituting good cause as defined by Section 626 (2) of the German Civil Code (BGB), all performance share units are forfeited without entitlement to compensation.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU Program occurs only at the end of the four-year vesting period.
As of April 1, 2023, a total of 982,783 performance share units were granted to beneficiaries, of which 241,666 performance share units to the Management Board, 130,000 performance share units to other members of the Executive Committee and 611,117 performance share units to certain employees of the Company who are not members of the Management Board or Executive Committee. For the calculation of the personnel expenses from share-based compensation, it was assumed for the PSU program 2023 that 25% of beneficiaries would leave the Company during the four-year period.
On October 1, 2023, MorphoSys established a Performance Share Unit Program (PSU Program) for the Management Board and certain employees of the Company (beneficiaries). The terms and conditions were identical to those of the April 1, 2023 program. A total of 40,086 performance share units were granted to beneficiaries, of which 28,571 performance share units to the Management Board and 11,515 performance share units to certain employees of the Company who are not members of the Management Board or Executive Committee. The grant date was October 24, 2023.
In 2023, personnel expenses under the Group’s 2023 Performance Share Unit Program amounted to € 10,337,432 (2022: € —; 2021: € —)
Long-Term Cash Incentive Plan (CLTI Plan)
On April 30, 2020, MorphoSys US Inc. established a long-term cash incentive plan (CLTI plan) for certain employees of MorphoSys US Inc. (beneficiaries). The holding period/performance period expired on March 31, 2023. The performance criteria were based on the performance of MorphoSys US Inc. and the share price performance of MorphoSys AG during the annual performance period. The fulfillment of these performance criteria was set at 49%. Taking these conditions into account, a payout amount of € 178,790 resulted and the corresponding obligation was fulfilled in 2023.
In 2023, personnel expenses of the Group from the MorphoSys US Inc. 2020 CLTI plan amounted to € (131,585) (2022: € 42,585; 2021: € 117,395).
For the effects from the agreements with Novartis regarding the potential business combination of MorphoSys via a voluntary takeover offer and with Incyte on the sale of tafasitamab on February 5, 2024, please refer to the section "6.9 - Subsequent events" of the notes.
Development of Cash-Settled Programs and Fair Value
The table below shows the development of the Performance Share Unit Programs and the Restricted Stock Unit Plans in the financial year 2023.

	MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program
Outstanding on January 1, 2023	11,597	3,232	24,453	8,361	99,549
Granted	0	0	0	0	0
Exercised	(10,719)	(2,628)	0	0	0
Forfeited	(878)	(604)	(98)	0	(1,785)
Expired	0	0	0	0	0
Outstanding on December 31, 2023	0	0	24,355	8,361	97,764
Exercisable on December 31, 2023	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a

	October 2021 Performance Share Unit Program	June 2022 Performance Share Unit Program	October 2022 Performance Share Unit Program	April 2023 Performance Share Unit Program	October 2023 Performance Share Unit Program
Outstanding on January 1, 2023	4,373	609,869	40,414	0	0
Granted	0	0	0	982,783	40,086
Exercised	0	0	0	0	0
Forfeited	0	(47,724)	(1,828)	(38,413)	0
Expired	0	0	0	0	0
Outstanding on December 31, 2023	4,373	562,145	38,586	944,370	40,086
Exercisable on December 31, 2023	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a
The fair values of the performance share units of the 2020, 2021, 2022 and 2023 PSU Programs are determined using a Monte Carlo simulation. The expected volatility is based on the development of the share price volatility of the last four years. The calculation of fair values equally considered the performance criteria of the absolute performance of MorphoSys shares, the relative performance compared to the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index, and an evaluation of employee engagement. The parameters and the fair value of each program are listed in the table below.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program
Share Price in € on December 31, 2023	34.00	34.00	34.00	34.00
Exercise Price in €	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	76.43	76.43	79.21	73.66
Expected Volatility of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index in %	19.14	19.14	18.66	18.38
Remaining Performance Term of Program in Years	0.25	0.42	1.25	1.75
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	3.56	3.51	2.93	2.55
Fair Value on December 31, 2023, in €	0.01	1.77	15.55	22.82

		June 2022 Performance Share Unit Program	October 2022 Performance Share Unit Program	April 2023 Performance Share Unit Program	October 2023 Performance Share Unit Program
Share Price in € on December 31, 2023	Share Price in € on	34.00	34.00	34.00	34.00
Exercise Price in €		n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %		65.29	62.92	59.28	57.35
Expected Volatility of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index in %		17.67	16.94	17.71	17.93
Remaining Performance Term of Program in Years		2.42	2.75	3.25	3.75
Dividend Yield in %		n/a	n/a	n/a	n/a
Risk-free Interest Rate in %		2.32	2.29	2.22	2.13
Fair Value on December 31, 2023, in €	Fair Value on , in €	24.64	22.83	21.03	25.28

Related Parties
Related parties are legal entities or individuals that can influence MorphoSys AG and its subsidiaries or are subject to control, joint control or significant influence by MorphoSys AG or its subsidiaries. These include, in particular, associates accounted for using the equity method. In addition to the members of the Management Board and the Supervisory Board, related parties who hold a key position in MorphoSys AG as the parent company of the Group also include all persons at the management level below. Key management personnel from the Group's perspective comprises those persons who direct and control the significant part of the Group's activities. Therefore, in addition to the Management Board and the Supervisory Board, the other members of the Executive Committee are considered to be key management personnel from the perspective of MorphoSys AG.
Balances and transactions between the Company and its fully consolidated subsidiaries, which constitute related parties, have been eliminated in the course of consolidation and are not commented on in this Note. Details of transactions between the Group and other related parties are disclosed below.
Related Entity
In 2023, revenues of € 3.8 million and cost reimbursements of € 5.8 million were recognized with the associated company under the underlying license agreements. As of December 31, 2023, trade receivables from associated companies amounted to € 0.5 million. For the terms and conditions related to these transactions, refer to Note 4.12.
Related Person
The Group engages in business relationships with members of the Management Board, the Supervisory Board and the other members of the Executive Committee as related parties responsible for the planning, management and monitoring of the Group. In addition to cash compensation, the Group has granted the Management Board performance shares. The tables below show the shares held and equity-settled stock options and performance shares from LTI plans that are part of share-based plans by the members of the Management Board and Supervisory Board (or by parties closely associated to them), as well as the changes in their ownership during the 2023 financial year.
Related parties that can be influenced by the Group or can have a significant influence on the Group can be divided into subsidiaries, members of the Supervisory Board, members of management in key positions and other related entities.

Shares
	1/1/2023	Additions	Sales	12/31/2023
Management Board
Jean-Paul Kress, M.D.	0	0	0	0
Sung Lee[1]	2,250	—	—	—
Charlotte Lohmann[2]	1,168	157	0	1,325
Lucinda Crabtree, Ph.D.[3]	—	0	0	0
Total	3,418	157	0	1,325
Supervisory Board
Marc Cluzel, M.D., Ph.D.	4,500	4,025	0	8,525
Michael Brosnan**	5,000	0	0	5,000
Sharon Curran	0	0	0	0
George Golumbeski, Ph.D.	0	0	0	0
Andrew Cheng, M.D., Ph.D.	0	0	0	0
Krisja Vermeylen	2,000	1,000	0	3,000
Total	11,500	5,025	0	16,525
**Michael Brosnan holds 20,000 ADSs, i.e. 5,000 shares converted in ordinary shares.

Stock Options
	1/1/2023	Additions	Adjustment due to Performance Criteria[4]	Forfeitures	Exercises	12/31/2023
Management Board
Jean-Paul Kress, M.D.	81,989	0	(24,543)	0	0	57,446
Sung Lee[1]	0	—	—	—	—	—
Charlotte Lohmann[2]	4,595	0	(1,493)	0	0	3,102
Lucinda Crabtree, Ph.D.[3]	—	0	0	0	0	0
Total	86,584	0	(26,036)	0	0	60,548

Performance Shares from LTI plans
	1/1/2023	Additions	Adjustment due to Performance Criteria[4]	Forfeitures	Conversion to Shares		12/31/2023
Management Board
Jean-Paul Kress, M.D.	0	0	0	0	0		0
Sung Lee[1]	0	—	—	—	—		—
Charlotte Lohmann[2]	626	0	(469)	0	(157)		0
Lucinda Crabtree, Ph.D.[3]	—	0	0	0	0		0
Total	626	0	(469)	0	(157)	0	0

[1] Sung Lee resigned as a member of the Management Board with effect from the end of March 17, 2023. Changes after his departure from the Management Board are not presented.
[2] With effect as of March 1, 2023, Charlotte Lohmann has been appointed as a member of the Management Board and Chief Legal Officer until the end August 31, 2023. Opening and closing balances presented in the tables were held by Charlotte Lohmann correspondingly before and after she was appointed as a member of the Management Board.
[3] Lucinda Crabtree joined the Management Board of MorphoSys AG effective August 8, 2023.
[4] Adjustment due to established performance criteria. For performance criteria that have not been met, a target achievement of 100% is assumed.
MorphoSys does not award any long-term variable remuneration component to the Supervisory Board.
The remuneration system for the Management Board meets the requirements of the German Stock Corporation Act and the German Corporate Governance Code and is intended to further a sustainable and long-term development of the Company and MorphoSys-Group. The Management Board’s total remuneration consists of several components, including fixed compensation, an annual cash bonus that is dependent upon the achievement of corporate targets (short-term incentives – STI), variable compensation components with long-term incentives (LTI) and other remuneration components. The variable remuneration components with long-term incentive consist of a long-term incentive plan (LTI Plan) in form of the performance share unit program. In previous years, stock options under the Company's stock option programs and performance shares under the Company's performance share plans have also been issued to Management Board members. In addition to fixed base remuneration, Management Board members receive standard fringe benefits, which mainly include the professional and private use of company cars, contributions to or reimbursement of costs for health, social and accident insurance, reimbursement of costs for legal advice related to service agreements, and dual residences. All total compensation packages are reviewed annually by the Compensation and Nomination Committee for scope and appropriateness and compared with the outcome of an annual Executive Board compensation analysis. The remuneration of the Management Board members is based largely on the duties of the respective Management Board member, the financial situation and the performance and business of the Company. All resolutions on the remuneration of the Management Board members are passed by the full Supervisory Board. The Management Board’s total remuneration package and the pension contracts were thoroughly reviewed and then adjusted by the Supervisory Board in 2022 and 2023.
The Management Board members generally participate in a pension plan in form of a provident fund. The provident fund takes out a reinsurance policy that funds the pension benefits. In addition, the Management Board members also receive an amount equal to up to 10% of their fixed annual (gross) base salary, which is intended to be used by the Management Board members for their individual retirement plans. This amount may also be invested in a pension plan. Jean-Paul Kress, M.D., also has the option to use both payments, however, up to a maximum of 10% of his fixed annual (gross) base salary, for his individual retirement plans.
Management Board members who also have a company pension plan as part of their deferred remuneration (direct insurance) also receive an allowance for this Company pension plan. The pension scheme for individual Management Board members may be differently structured in exceptional cases, e.g., in case a Management Board member is resident abroad.
If a Management Board member’s service contract terminates due to death, the member’s spouse or life partner is entitled to the fixed monthly salary for the month of death and the 12 months thereafter.
In the event of (i) a change of control and (ii) a material reduction of the area of responsibilities within one year after the change of control, the members of the Management Board, Jean-Paul Kress, M.D. and Lucinda Crabtree, Ph.D., are entitled to resign from the office as member of the Management Board and simultaneously terminate the service agreement against the payment of the outstanding fixed salary and annual bonus for the remainder of the fixed contract period, however, that such amount shall not exceed twice the annual remuneration.
The Performance Share Unit Programs also provide for the right of the Management Board members and/or the Company to forfeit all unexercised performance share units in return for a compensation payment in the amount of the respective offer price in the event of a voluntary takeover bid or a mandatory offer. In addition, in such a case all granted stock options, performance share units and performance shares will generally vest with immediate effect and can be exercised after expiry of the statutory waiting periods, whereby a change of control has occurred when (i) MorphoSys transfers assets or a substantial portion of its assets to unaffiliated third parties, (ii) MorphoSys merges with an unaffiliated company, (iii) an agreement pursuant to Section 291 AktG is entered into with MorphoSys as a dependent company, MorphoSys is integrated under Section 319 AktG or (iv) a shareholder or third party holds 30% or more of MorphoSys’s shares and/or voting rights.
In 2023, the STI 2022 was paid out. Financial and non-financial performance indicators were set for the STI 2022. The financial performance indicator included the financial performance indicators as presented in the management report. The non-financial ones included commercial, development and business development related targets. These performance indicators resulted in a weighted target achievement of 159.71%.
For the fiscal year 2023, the members of the Management Board were granted a total compensation (in accordance with HGB) of € 8,279,615 (2022: € 9,159,782), consisting of performance-unrelated remuneration of € 1,955,735 (2022: € 2,738,488), performance-related remuneration of € 1,898,880 (2022: € 1,821,294) as well as long-term incentive compensation of € 4,425,000 (2022: € 4,600,000) in the form of share-based compensation. The latter represents the fair value upon grant date. In 2022, termination benefits to members of the Management Board were recognized in the amount of € — (2022: € 320,248).

As of March 17, 2023, Sung Lee resigned from his position as CFO and as a member of the Management Board. The performance share units allocated to him will be granted in full, subject to the fulfillment of all other plan conditions.
Charlotte Lohmann was appointed as member of the Management Board and Chief Legal Officer with effect as of March 1, 2023, until the end of August 31, 2023.
On March 14, 2023, MorphoSys announced that Lucinda Crabtree, Ph.D., will join as Chief Financial Officer and member of the Management Board. She has been appointed as a Management Board member with effect as of August 8, 2023.
As of April 1, 2023, the Management Board was granted 241,666 Performance Share Units. The fair value as of December 31, 2023, amounts to € 21.03. As of October 1, 2023, the Management Board was granted 28,571 Performance Share Units. The fair value as of December 31, 2023, amounts to € 25.28.
For the individualized Management Board compensation, refer to the separately available remuneration report.
In the years 2023 and 2022, there were no other long-term benefits in accordance with IAS 24.17 (c) accruing to the Management Board or Supervisory Board. No benefits upon termination of service in accordance with IAS 24.17 (d) were accrued for the Supervisory Board in the years 2023 and 2022.
Compensation (in accordance with HGB) to former members of the Management Board, including bonus payments and other severance related items, amounted to € 0.9 million in 2023 (2022: € 1.4 million).
The compensation of the members of the Executive Committee consists of fixed compensation components (annual base compensation, customary fringe benefits and pension contributions), an annual bonus (STI) and a performance-based multi-year compensation (LTI), the Performance Share Unit Program ("PSUP") for members in Germany and the Restricted Stock Unit Program ("RSUP") for the member in the USA.
The total compensation for key management personnel (Management Board and members of the Executive Committee) in 2023 and 2022 were as follows.

in €	2023	2022
Total Short-Term Employee Benefits	7,857,680	7,847,207
Total Post-Employment Benefits	416,054	405,922
Total Termination Benefits	0	320,248
Total Share-Based Payment	10,060,828	1,317,464
Total Compensation	18,334,562	9,890,841
As of December 31, 2023, there were accrued personnel expenses of € 3.7 million for payments to key management personnel for performance-related remuneration and non-current provisions of € 9.1 million for long-term incentive compensation (December 31, 2022: € 3.1 million and € 2.0 million, respectively).
The total remuneration for the Supervisory Board, excluding reimbursed travel costs, in 2023 and 2022 was as follows.

	Fixed Compensation		Attendance Fees[1]		Total Compensation
in €	2023	2022	2023	2022	2023	2022
Marc Cluzel, M.D., Ph.D.	104,210	104,210	56,000	45,200	160,210	149,410
Michael Brosnan	67,026	57,284	49,937	34,000	116,963	91,284
Sharon Curran	56,663	45,284	36,000	27,200	92,663	72,484
George Golumbeski, Ph.D.	69,289	70,926	30,800	29,200	100,089	100,126
Andrew Cheng, M.D., Ph.D.	45,284	28,240	34,800	12,400	80,084	40,640
Wendy Johnson	—	19,302	—	20,400	—	39,702
Krisja Vermeylen	57,284	57,284	39,200	32,000	96,484	89,284
Total	399,756	382,530	246,737	200,400	646,493	582,930
[1] The attendance fee contains expense allowances for the attendance at the Supervisory Board and the Committee meetings.
No other agreements currently exist with present or former members of the Supervisory Board.
As of December 31, 2023, the members of the Executive Committee (excluding the Management Board) held 10,589 stock options, 47,916 restricted stock units and 0 performance shares granted by the Company.
In 2023, performance share units under a new performance share unit program as well as restricted stock units under a new restricted stock unit plan were issued to the members of the Executive Committee (excluding the Management Board) (see Note 5.2).
Since April 1, 2023, the members of the Executive Committee (excluding the Board of Management) have a three-year period to exercise in total 1,220 stock options which have been granted to them under the 2019 SOP-Plan, which grant the same amount of subscription rights in shares of the Company. By December 31, 2023, no stock options have been exercised and thus, no shares were transferred.
On April 1, 2023, a total of 157 shares from the 2019 LTI Plan (performance share plan) were allocated to the members of the Executive Committee (excluding the Management Board), who were given the option to receive the shares within a six-month period. By December 31, 2023, 314 shares have been transferred.